Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 4,139	R 4,338
Amounts invested in environmental trust funds	(3,301)	(3,271)
Total future net undiscounted obligation	866	1,100
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (3,273)	R (3,238)	R (2,621)